Revenue - Contract Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Opening Balance	¥ 163,237	¥ 120,858
Net increase	10,532	42,379
Ending Balance	¥ 173,769	¥ 163,237